Polaris Platinum O-Series
issued by Depositor
The United States Life Insurance Company in the City of New York
In the state of New York
FS VARIABLE SEPARATE ACCOUNT
UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
april 29, 2024
This updating summary prospectus provides updated information about Polaris Platinum O-Series, a flexible premium deferred variable annuity.
The prospectus for the contract contains more information about the contract, such as the contract’s features, benefits, and risks. You can find the current prospectus and other information about the contract online at www.corebridgefinancial.com/ProductProspectuses. You can also obtain this information at no cost by calling (855) 421-2692 or by writing to our Annuity Service Center (P.O. Box 15570, Amarillo, Texas 79105-5570).
* * * * * * * * * * * *
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov.

Special Terms Used in this Summary Prospectus

Accumulation Phase - The period during which you invest money in your contract.
DCA Fixed Account - A fixed interest investment option under which amounts earn interest before they are systematically transferred from a DCA Fixed Account to one or more investment options over a specified period of time.
Fixed Account - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.
Living Benefit - An optional benefit designed to help create a guaranteed income stream for life and provide some protection against certain financial risks. (Living Benefits may only be elected at the time you purchase the contract).
Premium Based Charge - A charge that is deducted from your contract value on each Quarter Anniversary following the date each Premium is made and is deducted for seven years.
Purchase Payment - The money you give us to buy and invest in the contract.
Secure Value Account - A Fixed Account, available only with election of the Living Benefit, to which we allocate a percentage of every Purchase Payment.
Underlying Fund - The underlying investment portfolios of the Trusts in which a Variable Portfolio invests.
Variable Portfolio(s) - A variable investment option available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

Updated Information About Your Contract

The following is a summary of certain contract features that have changed since the Updating Summary Prospectus dated May 1, 2023. This may not reflect all of the changes that have occurred since you purchased your contract. Please see the prospectus available on www.corebridgefinancial.com/ProductProspectuses.com for more information.
Underlying Funds
•
The SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor on April 29, 2024.
•
The SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor on April 29, 2024.
•
The SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P. Morgan Investment Management Inc became its subadvisor on July 5, 2023.
2

Important Information You Should Consider About the Contract

	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals
You may be subject to charges for early withdrawals. Withdrawal charges do not apply to certain withdrawals including the withdrawal up to the annual penalty-free withdrawal amount which equals 10% of your Purchase Payments not yet withdrawn.
If you withdraw money from your contract within 7 years following each Purchase Payment, you may be assessed a withdrawal charge of up to 6% as a percentage of each Purchase
Payment withdrawn. The maximum withdrawal charge ranges from 6% to 2.25% depending on the total Purchase Payments you invest.
For example, if you were to withdraw $100,000 during a withdrawal charge period, you could be assessed a withdrawal charge of up to $6,000 if your maximum withdrawal charge is 6% or $2,250 if your maximum withdrawal charge is 2.25%.
				Expenses – Withdrawal Charges
Transaction Charges
In addition to withdrawal charges, you may be charged for other transactions. You will be charged for each transfer after 15 transfers in any contract year during the Accumulation
Phase. There may also be taxes on Purchase Payments.
				Expenses
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the contract that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Expenses
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.16%	1.16%
	Investment Options[2] (Underlying Fund fees and expenses)	0.46%	1.60%
	Optional Benefits Available for an Additional Charge (For a single optional benefit, if elected)	0.25% [3]	1.45% [4]
1 As a percentage of the value in the Separate Account (includes a percentage attributable to the contract maintenance fee and the Premium Based Charge).
2 As a percentage of Underlying Fund net assets.
3 As a percentage of the average daily ending net asset value allocated to the Variable
Portfolios.
4 As a percentage of the Income Base used to calculate the guaranteed benefit. This represents the maximum initial rate for the most expensive optional benefit currently available.
Because your contract is customizable, the choices you make affect how much you will pay.
To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost: $1,548	Highest Annual Cost: $4,245
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive Underlying Fund fees
and expenses
•No optional benefits
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of optional
benefits and Underlying Fund fees and
expenses
•No withdrawal charges
•No additional Purchase Payments,
transfers, or withdrawals

3

	RISKS	Location in Prospectus
Risk of Loss	You can gain or lose money by investing in this contract, including possible loss of your principal investment.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash.
•Charges may apply to withdrawals. Withdrawal charges could significantly reduce the value of your investment or the amount that you receive upon taking a withdrawal.
Withdrawals may also reduce or terminate contract guarantees.
•The benefits of tax deferral, long-term income, and optional Living Benefit guarantees mean that this contract is generally more beneficial to investors with a long investment time horizon.

Risks Associated with Investment Options
•An investment in this contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract.
•Each investment option (including each Fixed Account option) has its own unique risks.
•You should review the investment options before making an investment decision.

Insurance Company Risks
An investment in the contract is subject to the risks related to us, The United States Life
Insurance Company in the city of New York. Any obligations (including under a Fixed
Account option), guarantees, and benefits of the contract are subject to our claims-paying ability. More information about us is available upon request by calling the Annuity Service
Center at (800) 445-7862 or visiting www.corebridgefinancial.com/annuities.

RESTRICTIONS
Investments
•Certain investment options may not be available under your contract.
•You may transfer funds between the investment options, subject to certain restrictions.
•Your transfers between the Variable Portfolios are subject to policies designed to deter frequent and short-term trading.
•The minimum transfer amount is $100. If less than $100 would remain in an investment option after a transfer, the entire amount must be transferred.
•Your ability to transfer amounts to a Fixed Account option may be restricted.
•We reserve the right to remove or substitute Underlying Funds as investment options.
Investment Options
Optional Benefits
•Additional restrictions and limitations apply under the contract’s optional benefits.
•If you elect an optional Living Benefit:
○Not all investment options may be available and you must invest in accordance with the applicable investment requirements.
○We reserve the right to modify the investment requirement in the future.
○You may be required to invest a certain percentage of your contract value in a certain investment option, including the Secure Value Account which is only available with certain optional Living Benefits. Special transfer and withdrawal restrictions may apply.
•Withdrawals that exceed limits specified by the terms of an optional benefit may reduce the value of the benefit by reducing the benefit by an amount greater than the value withdrawn and could terminate the benefit.
Optional Living Benefit Death Benefits
TAXES
Tax Implications
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.
•If you purchase the contract through a tax-qualified plan or individual retirement account
(IRA), there is no additional tax benefit under the contract.
•Earnings under your contract are taxed at ordinary income tax rates when withdrawn.
You may have to pay a tax penalty if you take a withdrawal before age 59½.
Taxes
4

	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your financial representative may receive compensation for selling this contract to you in the form of commissions, additional cash compensation, and/or non-cash compensation. We may share the revenue we earn on this contract with your financial representative’s firm.
Revenue sharing arrangements and commissions may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should ask your financial representative about how they are compensated.
Payments in Connection with Distribution of the Contract
Exchanges
Some financial representatives may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.

5

Appendix A – Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/ProductProspectuses. You can also request this information at no cost by calling (855) 421-2692. Depending on the optional benefits you choose, you may not be able to invest in certain Underlying Funds. See “Investment Requirements For Optional Living Benefits” in this appendix.
The current expenses and performance information below reflect fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation	American Funds Asset Allocation Fund – Class 2[1] Capital Research and Management Company	0.55%	14.27%	9.20%	7.25%
	American Funds Asset Allocation Fund – Class 4 Capital Research and Management Company	0.80%	14.02%	8.93%	6.98%
	American Funds Capital Income Builder – Class 4 Capital Research and Management Company	0.78%*	8.76%	7.18%	0.00%
	Franklin Allocation VIP Fund – Class 2 Franklin Advisers, Inc.	0.82%*	14.61%	7.57%	4.75%
	Franklin Income VIP Fund – Class 2 Franklin Advisers, Inc.	0.71%*	8.62%	6.98%	5.01%
	Invesco V.I. Equity and Income Fund – Series II Invesco Advisers, Inc.	0.82%	10.24%	9.64%	6.78%
	MFS Growth Allocation Portfolio – Service Class Massachusetts Financial Services Company	1.05%	15.03%	9.64%	7.26%
	SA Allocation Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC	1.01%*	11.41%	5.56%	4.29%
	SA Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.05%*	17.19%	9.91%	6.72%
	SA Allocation Moderate Growth Portfolio – Class 3 SunAmerica Asset Management, LLC	1.03%*	15.04%	8.31%	5.83%
	SA Allocation Moderate Portfolio – Class 3 SunAmerica Asset Management, LLC	1.02%*	13.70%	7.24%	5.26%
	SA BlackRock Multi-Factor 70/30 Portfolio – Class 3 SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.75%*	13.09%	N/A	N/A
	SA Franklin Tactical Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	1.07%*	15.57%	7.91%	N/A
	SA Global Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.80%*	13.55%	6.97%	N/A
	SA Global Index Allocation 75/25 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.81%*	15.62%	8.21%	N/A
	SA Global Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.77%	17.85%	9.46%	N/A
	SA Goldman Sachs Multi-Asset Insights Portfolio – Class 3 SunAmerica Asset Management, LLC Goldman Sachs Asset Management, L.P.	1.13%*	16.59%	8.13%	N/A
	SA Index Allocation 60/40 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.72%	15.05%	8.47%	N/A
	SA Index Allocation 80/20 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	18.37%	10.66%	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Asset Allocation (continued)	SA Index Allocation 90/10 Portfolio – Class 3 SunAmerica Asset Management, LLC	0.71%	20.10%	11.60%	N/A
	SA JPMorgan Diversified Balanced Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.98%	15.11%	7.83%	6.16%
	SA MFS Total Return Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.97%	10.05%	8.16%	6.17%
	SA Putnam Asset Allocation Diversified Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.15%*	20.62%	9.93%	7.37%
	SA T. Rowe Price Asset Allocation Growth Portfolio – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.00%	19.11%	10.42%	N/A
	SA Wellington Strategic Multi-Asset Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	1.06%*	14.84%	7.43%	N/A
Bond	American Funds Capital World Bond Fund – Class 4 Capital Research and Management Company	0.98%	5.89%	-0.56%	0.12%
	American Funds The Bond Fund of America – Class 4 Capital Research and Management Company	0.73%*	4.72%	1.62%	1.83%
	Franklin Strategic Income VIP Fund – Class 2 Franklin Advisers, Inc.	1.09%*	8.18%	1.96%	1.77%
	Lord Abbett Bond Debenture Portfolio – Class VC Lord, Abbett & Co. LLC	0.90%	6.55%	3.14%	3.49%
	Lord Abbett Total Return Portfolio – Class VC Lord, Abbett & Co. LLC	0.71%	6.34%	1.21%	1.83%
	PIMCO Emerging Markets Bond Portfolio – Advisor Class Pacific Investment Management Company, LLC	1.37%	11.00%	2.14%	2.68%
	PIMCO Total Return Portfolio – Advisor Class Pacific Investment Management Company, LLC	0.85%	5.83%	0.98%	1.61%
	SA American Century Inflation Protection Portfolio – Class 3 SunAmerica Asset Management, LLC American Century Investment Management, Inc.	0.91%	3.28%	1.51%	1.32%
	SA Federated Hermes Corporate Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Federated Investment Management Company	0.80%	7.75%	2.87%	2.97%
	SA Fixed Income Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	5.48%	1.13%	N/A
	SA Fixed Income Intermediate Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.59%*	4.80%	1.34%	N/A
	SA JPMorgan MFS Core Bond Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. and Massachusetts Financial Services Company	0.79%*	6.46%	1.45%	1.74%
	SA JPMorgan Ultra-Short Bond Portfolio[2] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[2]	0.76%	4.39%	0.75%	0.41%
	SA PIMCO Global Bond Opportunities Portfolio[3] – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC[3]	1.13%*	4.05%	-1.55%	-0.69%
	SA PineBridge High-Yield Bond Portfolio – Class 3 SunAmerica Asset Management, LLC PineBridge Investments, LLC	0.97%	15.73%	6.36%	4.93%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Bond (continued)	SA Wellington Government and Quality Bond Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.83%	4.78%	0.26%	1.01%
	Templeton Global Bond VIP Fund – Class 2 Franklin Advisers, Inc.	0.75%*	2.88%	-2.13%	-0.66%
Cash	Goldman Sachs VIT Government Money Market Fund – Service Shares Goldman Sachs Asset Management, L.P.	0.43%*	4.79%	1.64%	1.02%
Stock	American Funds Global Growth Fund – Class 2[1] Capital Research and Management Company	0.66%*	22.60%	13.65%	9.58%
	American Funds Global Growth Fund – Class 4 Capital Research and Management Company	0.91%*	22.29%	13.36%	9.30%
	American Funds Global Small Capitalization Fund – Class 4 Capital Research and Management Company	1.16%*	15.79%	8.03%	5.51%
	American Funds Growth Fund – Class 2[1] Capital Research and Management Company	0.59%	38.48%	18.67%	14.35%
	American Funds Growth Fund – Class 4 Capital Research and Management Company	0.84%	38.14%	18.38%	14.07%
	American Funds Growth-Income Fund – Class 2[1] Capital Research and Management Company	0.53%	26.14%	13.36%	10.91%
	American Funds Growth-Income Fund – Class 4 Capital Research and Management Company	0.78%	25.82%	13.08%	10.63%
	American Funds International Fund – Class 4 Capital Research and Management Company	1.03%	15.56%	4.58%	3.15%
	Franklin Mutual Global Discovery VIP Fund – Class 2 Franklin Advisers, Inc.	1.15%	20.31%	10.16%	5.98%
	Franklin Rising Dividends VIP Fund – Class 2 Franklin Advisers, Inc.	0.90%*	12.08%	13.75%	10.23%
	Invesco V.I. American Franchise Fund – Series II Invesco Advisers, Inc.	1.11%	40.60%	15.88%	11.42%
	Invesco V.I. American Value Fund – Series II Invesco Advisers, Inc.	1.14%	15.29%	12.45%	6.98%
	Invesco V.I. Comstock Fund – Series II Invesco Advisers, Inc.	1.00%	12.09%	13.20%	8.65%
	Invesco V.I. Growth and Income Fund – Series II Invesco Advisers, Inc.	1.00%	12.40%	11.49%	7.98%
	Lord Abbett Developing Growth Portfolio[4] – Class VC Lord, Abbett & Co. LLC	1.04%*	8.17%	8.90%	6.82%
	Lord Abbett Growth and Income Portfolio – Class VC Lord, Abbett & Co. LLC	0.93%	13.19%	10.72%	7.81%
	Lord Abbett Mid Cap Stock Portfolio – Class VC Lord, Abbett & Co. LLC	1.15%	15.42%	10.63%	6.51%
	SA AB Growth Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	0.88%	34.71%	17.54%	14.60%
	SA AB Small & Mid Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.17%*	16.61%	10.66%	7.28%
	SA Emerging Markets Equity Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.86%*	8.75%	2.88%	N/A
	SA Fidelity Institutional AM® International Growth Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.12%	27.09%	N/A	N/A

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA Fidelity Institutional AM® Real Estate Portfolio – Class 3 SunAmerica Asset Management, LLC FIAM LLC	1.09%	13.86%	7.43%	7.17%
	SA Franklin BW U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%*	7.17%	11.02%	8.56%
	SA Franklin Small Company Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%*	12.69%	10.75%	6.68%
	SA Franklin Systematic U.S. Large Cap Core Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.85%	21.20%	N/A	N/A
	SA Franklin Systematic U.S. Large Cap Value Portfolio – Class 3 SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.90%	8.05%	10.45%	9.87%
	SA International Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.74%	17.15%	7.43%	N/A
	SA Invesco Growth Opportunities Portfolio – Class 3 SunAmerica Asset Management, LLC Invesco Advisers, Inc.	1.07%	12.42%	9.17%	6.90%
	SA Janus Focused Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Janus Capital Management, LLC	1.05%*	38.98%	16.38%	11.81%
	SA JPMorgan Emerging Markets Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.43%*	10.14%	2.99%	1.60%
	SA JPMorgan Equity-Income Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.83%	4.40%	10.87%	9.20%
	SA JPMorgan Global Equities Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.08%	23.46%	10.81%	7.09%
	SA JPMorgan Large Cap Core Portfolio[5] – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.[5]	0.99%*	27.13%	13.94%	10.00%
	SA JPMorgan Mid-Cap Growth Portfolio – Class 3 SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	1.04%*	23.04%	15.35%	11.06%
	SA Large Cap Growth Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	29.05%	15.44%	N/A
	SA Large Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.52%*	25.61%	15.04%	N/A
	SA Large Cap Value Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.60%*	21.48%	13.51%	N/A
	SA MFS Blue Chip Growth Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.95%	40.85%	16.86%	12.41%
	SA MFS Massachusetts Investors Trust Portfolio – Class 3 SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%*	18.74%	13.48%	10.11%
	SA Mid Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.63%	15.72%	11.83%	N/A
	SA Morgan Stanley International Equities Portfolio – Class 3 SunAmerica Asset Management, LLC Morgan Stanley Investment Management Inc.	1.11%*	16.36%	6.81%	2.89%

Type	Underlying Fund – Share Class Advisor Subadvisor (if applicable)	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 Year	5 Year	10 Year
Stock (continued)	SA PIMCO RAE International Value Portfolio – Class 3 SunAmerica Asset Management, LLC Pacific Investment Management Company, LLC	1.07%*	17.32%	4.71%	1.36%
	SA Putnam International Growth and Income Portfolio – Class 3 SunAmerica Asset Management, LLC Putnam Investment Management, LLC	1.26%	19.18%	9.57%	3.76%
	SA Small Cap Index Portfolio – Class 3 SunAmerica Asset Management, LLC	0.66%*	15.96%	9.11%	N/A
	SA Wellington Capital Appreciation Portfolio – Class 3 SunAmerica Asset Management, LLC Wellington Management Company LLP	0.99%	39.29%	14.89%	12.78%
Volatility Control	SA T. Rowe Price VCP Balanced Portfolio[6] – Class 3 SunAmerica Asset Management, LLC T. Rowe Price Associates, Inc.	1.07%	16.29%	7.09%	N/A
	SA VCP Dynamic Allocation Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.03%	13.49%	6.95%	4.93%
	SA VCP Dynamic Strategy Portfolio[6] – Class 3 SunAmerica Asset Management, LLC AllianceBernstein L.P.	1.05%	12.08%	6.77%	4.69%

* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Underlying Fund prospectus for additional information.
1
For contracts issued prior to June 29, 2015, Class 2 Shares of American Funds Insurance Series are available instead of Class 4 Shares.
2
On April 29, 2024, SA DFA Ultra Short Bond Portfolio was renamed SA JPMorgan Ultra-Short Bond Portfolio, and J.P. Morgan Investment Management Inc. became its subadvisor.
3
On April 29, 2024, SA Goldman Sachs Global Bond Portfolio was renamed SA PIMCO Global Bond Opportunities Portfolio, and Pacific Investment Management Company, LLC became its subadvisor.
4
Not available for investment if your contract was issued on or after May 3, 2021.
5
On July 5, 2023, SA Invesco Main Street Large Cap Portfolio was renamed SA JPMorgan Large Cap Core Portfolio and J.P. Morgan Investment Management Inc. became its subadvisor.
6
Not available for investment if your contract was issued on or after September 10, 2018.

INVESTMENT REQUIREMENTS FOR OPTIONAL LIVING BENEFIT
If you elect an optional Living Benefit, your contract is subject to investment requirements, as reflected below. If you elect the optional Living Benefit, you may not be able to invest in certain investment options. If you do not elect the optional living benefit, or if the only optional benefit you elect is a death benefit, your contract is not subject to investment requirements.
FOR OPTIONAL BENEFIT AVAILABLE FOR ELECTION
This section contains the current investment requirements for the optional Living Benefit that we are offering to investors, including:
•
Polaris Income Builder Daily Flex
Polaris Income Builder Daily Flex
If you elect Polaris Income Builder Daily Flex, you must allocate your assets in accordance with the following:
20% Secure Value Account
80% in one or more of the following Variable
Portfolios or DCA Fixed Accounts:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Century Inflation Protection
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

OPTIONAL BENEFITS NO LONGER AVAILABLE FOR ELECTION
This section contains the investment requirements for the following optional Living Benefits that we are no longer offering to investors:
•
Polaris Income Builder Daily Flex
•
Polaris Income Builder Daily
•
Polaris Income Builder
•
SunAmerica Income Plus
Polaris Income Builder Daily Flex
If your contract was purchased between September 9, 2019 and May 23, 2021, and you elected Polaris Income Builder Daily Flex, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Century Inflation Protection
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
*You may use a DCA Fixed Account to invest your
target allocations in accordance with the investment
requirements.

Polaris Income Builder Daily
If your contract was purchased between September 10, 2018 and September 8, 2019 and you elected Polaris Income Builder Daily, you must allocate your assets in accordance with the following:
10% Secure Value Account
90% in one or more of the following Variable
Portfolios:
American Funds Asset Allocation
Goldman Sachs VIT Government Money Market
Fund
MFS Growth Allocation
PIMCO Total Return
SA Allocation Balanced
SA Allocation Growth
SA Allocation Moderate
SA Allocation Moderate Growth
SA American Century Inflation Protection
SA BlackRock Multi-Factor 70/30
SA Federated Hermes Corporate Bond
SA Fixed Income Index
SA Fixed Income Intermediate Index
SA Franklin Tactical Opportunities
SA Global Index Allocation 60/40
SA Global Index Allocation 75/25
SA Global Index Allocation 90/10
SA Goldman Sachs Multi-Asset Insights
SA Index Allocation 60/40
SA Index Allocation 80/20
SA Index Allocation 90/10
SA JPMorgan Diversified Balanced
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA MFS Total Return
SA PIMCO Global Bond Opportunities
SA Putnam Asset Allocation Diversified Growth
SA T. Rowe Price Asset Allocation Growth
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Polaris Income Builder
If your contract was purchased between March 10, 2014 and September 9, 2018 and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
1	10% Secure Value Account	90% SA VCP Dynamic Allocation
2	10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA VCP Dynamic Strategy*
SA Wellington Government and Quality Bond
*You may invest up to a maximum of 50% in each
of these Variable Portfolios.

If your contract was purchased between May 1, 2013 and March 9, 2014 and you elected the optional Polaris Income Builder Living Benefit, you must allocate your assets in accordance with the following:
1	Option 1 10% Secure Value Account
45% SA VCP Dynamic Allocation and
45% in one of three following allocations*:

- Allocation A
- Allocation B
- Allocation C
*Please see the allocations for the formerly available
Polaris Portfolio Allocator Models at the end of this
Appendix.

2	Option 2 10% Secure Value Account
90% in one or more of the following Variable
Portfolios, except as otherwise noted:

Goldman Sachs VIT Government Money Market
Fund
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA Wellington Government and Quality Bond
*You may invest up to a maximum of 50% in each
of these Variable Portfolios.

SunAmerica Income Plus
If your contract was issued between April 30, 2012 and April 30, 2013 and you elected the optional SunAmerica Income Plus Living Benefit, you must allocate your assets in accordance with the following:
After investing 10% in the Secure Value Account, you must comply with the investment requirements by investing the remaining 90% of your Purchase Payments in accordance with one of the two options below either directly or by using an available DCA Fixed Account. If you choose a DCA Fixed Account, you must comply with the investment requirements by investing your target allocations in accordance one of the two options below.
Option	Investment Options
Option 1
Invest 45% in the SA VCP Dynamic Allocation
Portfolio and 45% in the following Sample Portfolio:
- Balanced Toward Growth[1]
or
Invest 45% in the SA VCP Dynamic Allocation
Portfolio and 45% in one of the three following
Allocations*:
- Allocation A
- Allocation B
- Allocation C
*Please see the allocations for the formerly available Polaris
Portfolio Allocator Models at the end of this Appendix.

Option 2
Invest 90% in one or more of the following Variable
Portfolios, except as otherwise noted:
Goldman Sachs VIT Government Money Market Fund
SA American Century Inflation Protection
SA Federated Hermes Corporate Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond Opportunities
SA T. Rowe Price VCP Balanced*
SA VCP Dynamic Allocation
SA Wellington Government and Quality Bond
*You may invest up to a maximum of 50% in each of these
Variable Portfolios.

1  If your contract was issued between April 30, 2012 and June 24, 2012 and you elected the optional SunAmerica Income Plus Living Benefit, the Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.

If your contract was issued prior to April 30, 2012 and you elected the optional SunAmerica Income Plus Living Benefit, the investment requirements and options applicable to the Living Benefit are as follows:
Flexible Allocation — Check-the-Box Options 1-3
After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Option 1, 2 or 3:
Option 1
Invest in one of three available Allocations*:
Allocation A, Allocation B or Allocation C
or
Invest in one of three available Sample Portfolios:
Balanced Growth & Income[1]
Balanced Toward Growth
Growth Focus
*Please see the allocations for the formerly available Polaris
Portfolio Allocator Models at the end of this Appendix.

Option 2
Invest in one or more of the following Variable
Portfolios, except as otherwise noted:
American Funds Asset Allocation
Franklin Income VIP Fund
Goldman Sachs VIT Government Money Market Fund
SA JPMorgan Diversified Balanced
SA MFS Total Return
SA VCP Dynamic Allocation

Option 3	Invest in the SA JPMorgan Ultra-Short Bond Portfolio
1 The Balanced Growth & Income Sample Portfolio is no longer available as an investment option for Purchase Payments or transfers. If you are currently invested in the Balanced Growth & Income Sample Portfolio, your investment will not be changed by us.
Flexible Allocation — Build-Your-Own Option 4
After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:
Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%
Goldman Sachs VIT Government
Money Market Fund
SA American Century Inflation
Protection
SA Federated Hermes Corporate
Bond
SA JPMorgan MFS Core Bond
SA JPMorgan Ultra-Short Bond
SA PIMCO Global Bond
Opportunities
SA Wellington Government and
Quality Bond
DCA Fixed Accounts*
6-Month DCA
1-Year DCA
2-Year DCA
Fixed Accounts
1-Year Fixed (if available)

Investment Group	Investment Requirement	Variable Portfolios and/or Fixed Accounts
B. Equity	Minimum 0% Maximum 70%
American Funds Asset
Allocation
American Funds Capital World
Bond
American Funds Growth
American Funds Growth-Income
Franklin Allocation VIP Fund
Franklin Income VIP Fund
Invesco V.I. American Franchise
Fund
Invesco V.I. Comstock Fund
Invesco V.I. Growth and Income
Fund
Lord Abbett Growth and Income
Lord Abbett Mid Cap Stock
SA AB Growth
SA AB Small & Mid Cap Value
SA Franklin BW U.S. Large
Cap Value
SA Franklin Systematic
U.S. Large Cap Value
SA Janus Focused Growth
SA JPMorgan Diversified
Balanced
SA JPMorgan Equity-Income
SA JPMorgan Global Equities
SA JPMorgan Large Cap Core
SA JPMorgan Mid-Cap Growth
SA MFS Blue Chip Growth
SA MFS Massachusetts
Investors Trust
SA MFS Total Return
SA Morgan Stanley
International Equities
SA PIMCO RAE International
Value
SA PineBridge High-Yield Bond
SA Putnam International
Growth and Income
SA VCP Dynamic Allocation
SA Wellington Capital
Appreciation

C. Limited Equity	Minimum 0% Maximum 10%	SA Fidelity Institutional AM® Real Estate SA Franklin Small Company Value SA Invesco Growth Opportunities SA JPMorgan Emerging Markets
*
You may use a DCA Fixed Account to invest your target allocations in accordance with the investment requirements.

Polaris Portfolio Allocator Program for Contracts Issued Prior to February 6, 2017
Effective on February 6, 2017, the Polaris Portfolio Allocator Program is no longer offered and we will no longer update the Polaris Portfolio Allocator Models on an annual basis.
If you are currently invested in a Polaris Portfolio Allocator Model, you will remain invested in the same Variable Portfolios and in the same amounts and weights as before the Polaris Portfolio Allocator Program was terminated; however, the investment will no longer be considered to be a Polaris Portfolio Allocator Model and you may no longer trade into a Polaris Portfolio Allocator Model. Any active asset rebalancing or dollar cost averaging programs will continue according to your current allocations on file.
Additionally, if you elected a Living Benefit which allowed Polaris Portfolio Allocator Models or Sample Portfolio as part of the investment requirements, you may trade out of your allocation at any time into any investment that meets your Living Benefit’s investment requirements, including the asset allocation of the Variable Portfolios listed in the tables below (“Allocations”). After the termination effective date, only the asset allocation of the Variable Portfolios of your current model or the Allocations below will meet the investment requirements for Living Benefits which previously allowed Polaris Portfolio Allocator Models.
Allocations (effective February 6, 2017)
Variable Portfolios	Allocation A	Allocation B	Allocation C
American Funds Global Growth	2.0%	3.0%	4.0%
American Funds Growth-Income	0.0%	0.0%	1.0%
Invesco V.I. Comstock Fund	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Century Inflation Protection	5.0%	3.0%	2.0%
SA Federated Hermes Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin BW U.S. Large Cap Value	4.0%	4.0%	4.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Franklin Systematic U.S. Large Cap Value	3.0%	3.0%	3.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan Large Cap Core	3.0%	4.0%	4.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA JPMorgan Ultra-Short Bond	2.0%	1.0%	0.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%
SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA PIMCO Global Bond Opportunities	4.0%	4.0%	2.0%
SA PIMCO RAE International Value	3.0%	3.0%	3.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
Total	100%	100%	100%

* * *
This summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the contract, both dated April 29, 2024, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
EDGAR Contract Identifier: C000111549